Accounts and Other Receivables	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Accounts and Other Receivables

7.          Accounts and Other Receivables

	February 29	August 31
	2020	2019
	$	$
Trade and deposits receivable	6,558	5,727
Territory license fee receivable	142,000	106,000
Sales tax receivable	78,708	161,418
	227,266	273,145

7.	Accounts and Other Receivables

	August 31	August 31
	2019	2018
	$	$
Trade and deposits receivable	5,727	5,200
Territory License Fee receivable	106,000	199,375
Sales tax receivable	161,418	61,176
	273,145	265,751